Shareholder Report	6 Months Ended
Apr. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	T. ROWE PRICE INTERNATIONAL FUNDS, INC.
Entity Central Index Key	0000313212
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
C000215155
Shareholder Report [Line Items]
Fund Name	China Evolution Equity Fund
Class Name	Investor Class
Trading Symbol	TCELX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
China Evolution Equity Fund - Investor Class	$70	1.40%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	1.40%
AssetsNet	$ 41,660,000
Holdings Count | Holding	53
InvestmentCompanyPortfolioTurnover	59.90%
Additional Fund Statistics [Text Block]	What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$41,660
Number of Portfolio Holdings	53

Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Industrials & Business Services	26.3%
Consumer Discretionary	16.6
Information Technology	16.1
Real Estate	10.3
Communication Services	8.0
Consumer Staples	6.4
Materials	5.9
Health Care	4.4
Energy	2.4
Other	3.6

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

China Resources Mixc Lifestyle Services	4.8%
Will Semiconductor Shanghai	3.3
Guming Holdings	3.2
CRRC	3.1
Yankershop Food	3.0
Tencent Music Entertainment Group	2.8
China Tower	2.8
Hongfa Technology	2.7
Ninebot	2.5
KE Holdings	2.5

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000215156
Shareholder Report [Line Items]
Fund Name	China Evolution Equity Fund
Class Name	I Class
Trading Symbol	TRCLX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
China Evolution Equity Fund - I Class	$52	1.04%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.04%
AssetsNet	$ 41,660,000
Holdings Count | Holding	53
InvestmentCompanyPortfolioTurnover	59.90%
Additional Fund Statistics [Text Block]	What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$41,660
Number of Portfolio Holdings	53

Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Industrials & Business Services	26.3%
Consumer Discretionary	16.6
Information Technology	16.1
Real Estate	10.3
Communication Services	8.0
Consumer Staples	6.4
Materials	5.9
Health Care	4.4
Energy	2.4
Other	3.6

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

China Resources Mixc Lifestyle Services	4.8%
Will Semiconductor Shanghai	3.3
Guming Holdings	3.2
CRRC	3.1
Yankershop Food	3.0
Tencent Music Entertainment Group	2.8
China Tower	2.8
Hongfa Technology	2.7
Ninebot	2.5
KE Holdings	2.5

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless